Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (24,958)	$ (22,527)
Fair value of plan assets	21,422	17,807	15,021
Funded status	(3,536)	(4,720)
Non-current other liabilities	$ (3,536)	$ (4,720)